Stock-Based Compensation - Time-Based Units (Additional Information) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense		$ 5.9
Weighted-average vesting term		2 years
RENEO PHARMACEUTICALS INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 4.4
Weighted-average vesting term	1 year 9 months 18 days
Equity Incentive Plan 2021 [Member] | RENEO PHARMACEUTICALS INC [Member] | Time-Based Restricted Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares	5,700	5,700
Unrecognized compensation expense	$ 0.3	$ 0.3
Weighted-average vesting term	3 years 1 month 6 days	1 year 3 months 18 days